Performance Management	Sep. 25, 2025
FPA Queens Road Small Cap Value Fund | FPA Queens Road Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund is the successor of the FPA Queens Road Small Cap Value Fund, formerly a series of Bragg Capital Trust (the "Predecessor Fund"). The Fund acquired all of the assets and liabilities of the Predecessor Fund following the reorganization of the Predecessor Fund on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023, reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of the Russell 3000 Index, a broad-based market index, and the Russell 2000 Value Index, an additional index that provides a measure of the U.S. small cap value equity market. The past performance information shown below is for Investor Class shares of the Fund. Although Investor Class shares would have similar annual returns to the Fund's other share classes (i.e., Advisor Class and Institutional Class shares) because all of the classes are invested in the same portfolio of securities, the returns for each class of shares will vary because of the different expenses paid by each class of shares, as described in the table labeled "Fees and Expenses of the Fund" above. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/funds or call (800) 982-4372.

Performance Past Does Not Indicate Future [Text]	In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of the Russell 3000 Index, a broad-based market index, and the Russell 2000 Value Index, an additional index that provides a measure of the U.S. small cap value equity market.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for Investor Class For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return as of June 30, 2025, was 5.87%.

Investor Class

Highest Calendar Quarter Return at NAV  24.75%  (Quarter ended 12/31/2020)

Lowest Calendar Quarter Return at NAV  (21.84)%  (Quarter ended 03/31/2020)

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.87%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.75%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(21.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)	One Year	Five Years	Ten Years	Since Inception
Investor Class — Return Before Taxes	10.76%	10.31%	8.50%	—
Investor Class — Return After Taxes on Distributions[1]	9.52%	9.72%	7.66%	—
Investor Class — Return After Taxes on Distributions and Sale of Fund Shares[1]	7.23%	8.14%	6.71%	—
Advisor Class[2]—Return Before Taxes	10.77%	—	—	11.44%
Institutional Class[2]—Return Before Taxes	10.94%	—	—	11.57%
Russell 3000 Index	23.81%	13.86%	12.55%	—
Russell 2000 Value Index	8.05%	7.29%	7.14%	—

1  After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

2  Advisor Class and Institutional Class shares commenced operations on December 1, 2020.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	https://fpa.com/funds
Performance Availability Phone [Text]	(800) 982-4372
FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The Fund is the successor of the FPA Queens Road Value Fund, formerly a series of Bragg Capital Trust (the "Predecessor Fund"). The Fund acquired the assets and liabilities of the Predecessor Fund following the reorganization of the Predecessor Fund on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023 reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of the S&P 500 Index, a broad-based market index, and the S&P 500 Value Index, an additional index that provides a measure of the U.S. large cap value equity market. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund's website at https://fpa.com/funds or call (800) 982-4372.

Performance Past Does Not Indicate Future [Text]	In addition, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 calendar year periods compare with those of the S&P 500 Index, a broad-based market index, and the S&P 500 Value Index, an additional index that provides a measure of the U.S. large cap value equity market.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return as of June 30, 2025, was 5.66%.

Highest Calendar Quarter Return at NAV  15.04%  (Quarter ended 12/31/2022)

Lowest Calendar Quarter Return at NAV  (20.97)%  (Quarter ended 03/31/2020)

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.66%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	15.04%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(20.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)	One Year	Five Years	Ten Years
Return Before Taxes	18.90%	11.41%	10.32%
Return After Taxes on Distributions[1]	17.91%	9.81%	8.96%
Return After Taxes on Distributions and Sale of Fund Shares[1]	11.90%	8.80%	8.13%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Value Index	12.29%	10.49%	10.01%

1  After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Availability Website Address [Text]	https://fpa.com/funds
Performance Availability Phone [Text]	(800) 982-4372